Stock-Based Compensation Plans - Additional Information (Detail) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) plan $ / shares shares	Dec. 31, 2022 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options expiration term	7 years
Liabilities from share based payment	$ 284,000,000	$ 162,000,000
Number of deferred share unit plans | plan	2
Minimum
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting multiplier, percent	0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting multiplier, percent	200.00%
Net settlement rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average unit fair value of granted	$ 7.41
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Liabilities from share based payment	$ 12,000,000	42,000,000
Cenovus Replacement Stock Options | Settled for cash
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for cash | shares	(2,113)
Weighted average exercise price, exercised (in dollars per share) | $ / shares	$ 9.98
Cenovus Replacement Stock Options | Settled for common shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in shares) | shares	3
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in dollars per share) | $ / shares	$ 3.54
Common shares issued in exercise of other equity instruments (in shares) | shares	2
PSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Liabilities from share based payment	$ 238,000,000	216,000,000
Award vesting term	3 years
Intrinsic value of vested	$ 0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Liabilities from share based payment	$ 97,000,000	109,000,000
Award vesting term	3 years
Intrinsic value of vested	$ 0
DSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Liabilities from share based payment	$ 37,000,000	$ 40,000,000
DSUs Option One
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	0.00%
DSUs Option Two
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	25.00%
DSUs Option Three
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	50.00%
DSUs Option Four
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	75.00%
Deferred Share Units Option Five
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	100.00%
Later than one year
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options exercisable	30.00%
3 Years
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options exercisable	30.00%